CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net earnings	$ 2,899	$ 3,293
Adjustments for:
Depreciation, depletion, amortization and impairment	10,572	5,738
Deferred income tax (recovery) expense	(1,918)	440
Accretion	270	266
Unrealized foreign exchange (gain) loss on U.S. dollar denominated debt	(624)	1,090
Change in fair value of financial instruments and trading inventory	107	(179)
Gain on asset exchange and disposals	(253)	(24)
Share-based compensation	44	(117)
Exploration	66	11
Settlement of decommissioning and restoration liabilities	(464)	(469)
Other	119	123
(Increase) decrease in non-cash working capital	(397)	408
Cash flow provided by operating activities	10,421	10,580
Investing Activities
Capital and exploration expenditures	(5,558)	(5,406)
Acquisitions		(1,230)
Proceeds from disposal of assets	274	84
Other investments	(213)	(170)
Decrease in non-cash working capital	409	25
Cash flow used in investing activities	(5,088)	(6,697)
Financing Activities
Net (decrease) increase in short-term debt	(982)	866
Net increase (decrease) in long-term debt	557	(186)
Lease liability payments	(307)
Issuance of common shares under share option plans	90	286
Purchase of common shares	(2,274)	(3,053)
Distributions relating to non-controlling interest	(7)	(6)
Dividends paid on common shares	(2,614)	(2,333)
Cash flow (used in) provided by financing activities	(5,537)	(4,426)
Decrease in Cash and Cash Equivalents	(204)	(543)
Effect of foreign exchange on cash and cash equivalents	(57)	92
Cash and cash equivalents at beginning of year	2,221	2,672
Cash and Cash Equivalents at End of Year	1,960	2,221
Supplementary Cash Flow Information
Interest paid	996	800
Income taxes paid	$ 1,033	$ 645